Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2017 USD ($) Segment Derivative shares	Mar. 31, 2016 USD ($) Derivative	Mar. 31, 2015 USD ($) Derivative	Mar. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun	3.10%
Percentage of shares having voting rights owned by Sun	50.00%
Bank deposits average interest rate	1.36%	1.17%
Marketable securities previously impaired owned or sold	$ 0	$ 0	$ 0
Lease agreements for an additional period	49 years
Lease agreements total period	98 years
Number of operating segments | Segment	1
Unrecognized tax benefits	$ 23,457,000	22,093,000	8,966,000	$ 6,858,000
Acquired intangible assets weighted-average useful life	14 years
Weighted average amortization period	14 years
Long-lived assets impairment loss	$ 276,000	2,042,000	90,000
Treasury shares reissued | shares	0
Royalty-bearing grants earned	$ 0	0	0
Advertising expenses	10,468,000	15,504,000	8,370,000
Shipping and handling costs	11,949,000	$ 11,540,000	$ 10,900,000
Amounts outstanding under borrowing arrangements	$ 0
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative	0	0	0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers	two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	45.70%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable	18.20%
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost	$ 4,517,000	$ 4,500,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Lease period	2018
Tax benefit percentage	50.00%
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period	2060
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives	5 years